additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	$ 506	$ 450	$ 502	$ 449
Redemptions, repayments or payments	(506)	(450)	(1,008)	(899)
Other	526	467	1,032	917
Ending	526	467	526	467
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	186	160	370	316
Other	(186)	(160)	(370)	(316)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	506	450	502	449
Redemptions, repayments or payments	(320)	(290)	(638)	(583)
Other	340	307	662	601
Ending	526	467	526	467
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	593	108	104	114
Issued or received	101	175	590	175
Redemptions, repayments or payments	(100)	(4)	(100)	(10)
Ending	594	279	594	279
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	26,487	21,307	24,957	20,856
Issued or received	3,484	3,073	8,711	6,983
Redemptions, repayments or payments	(3,546)	(3,073)	(7,464)	(6,555)
Foreign exchange movement	(43)	7	(32)	(26)
Other	278	142	488	198
Ending	26,660	21,456	26,660	21,456
Long-term debt
Changes in liabilities arising from financing activities
Beginning	26,487	21,307	24,957	20,856
Issued or received	1,836	1,770	5,517	4,057
Redemptions, repayments or payments	(1,898)	(1,770)	(4,270)	(3,629)
Foreign exchange movement	(43)	7	(32)	(26)
Other	278	142	488	198
Ending	26,660	21,456	26,660	21,456
TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	18,656	16,328	18,660	15,258
Issued or received			500	1,143
Redemptions, repayments or payments			(500)
Foreign exchange movement	(95)	127	(99)	66
Other	3	4	3	(8)
Ending	18,564	16,459	18,564	16,459
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,874	1,414	1,458	1,900
Issued or received	1,744	1,759	3,704	2,903
Redemptions, repayments or payments	(1,630)	(1,296)	(3,176)	(2,912)
Foreign exchange movement	(44)	45	(42)	31
Ending	1,944	1,922	1,944	1,922
TELUS Corporation credit facilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,145		1,145
Other	(1)		(1)
Ending	1,144		1,144
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	199	448	199	448
Redemptions, repayments or payments		(249)		(249)
Ending	199	199	199	199
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	2,086	1,009	914	1,062
Issued or received	92	11	1,313	11
Redemptions, repayments or payments	(110)	(68)	(148)	(107)
Foreign exchange movement	(46)	32	(57)	17
Other	1		1	1
Ending	2,023	984	2,023	984
Other | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	317	304	321	308
Redemptions, repayments or payments	(21)	(39)	(173)	(114)
Other	2	35	150	106
Ending	298	300	298	300
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	2,289	1,816	2,340	1,876
Redemptions, repayments or payments	(129)	(125)	(259)	(248)
Foreign exchange movement	(6)	1	6	(5)
Other	262	72	329	141
Ending	2,416	1,764	2,416	1,764
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	(79)	(12)	(80)	4
Issued or received	1,648	1,303	3,194	2,926
Redemptions, repayments or payments	(1,656)	(1,296)	(3,208)	(2,925)
Foreign exchange movement	148	(198)	160	(135)
Other	11	31	6	(42)
Ending	72	(172)	72	(172)
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(1,648)	(1,303)	(3,194)	(2,926)
Redemptions, repayments or payments	$ 1,648	$ 1,303	$ 3,194	$ 2,926